Corporate debt, Repayment schedule (Details) $ in Thousands, € in Millions	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)
Repayment schedule [Abstract]
Corporate debt	$ 955,540	$ 1,023,071	$ 4,900	€ 5
Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	17,398
Between January and September 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	3,347
Between October and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	1,634
2022 [Member]
Repayment schedule [Abstract]
Corporate debt		27,881
2023 [Member]
Repayment schedule [Abstract]
Corporate debt		10,094
2024 [Member]
Repayment schedule [Abstract]
Corporate debt	11,681	1,895
2025 [Member]
Repayment schedule [Abstract]
Corporate debt	109,189	106,151
2026 [Member]
Repayment schedule [Abstract]
Corporate debt	282,680	327,081
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	529,611	549,969
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	8,828	8,204
2017 Credit Facility [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	6
2017 Credit Facility [Member] | Between January and September 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between October and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		5
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		8,199
2017 Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	8,822	0
2017 Credit Facility [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	13,112	24,422
Commercial Paper [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	10,967
Commercial Paper [Member] | Between January and September 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	2,145
Commercial Paper [Member] | Between October and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		24,422
Commercial Paper [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Commercial Paper [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member]
Repayment schedule [Abstract]
Corporate debt	282,408	327,440
2020 Green Private Placement [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	356
2020 Green Private Placement [Member] | Between January and September 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | Between October and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		359
2020 Green Private Placement [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2020 Green Private Placement [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	282,052	327,081
2020 Green Private Placement [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	134,778	155,814
2020 Note Issuance Facility [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Note Issuance Facility [Member] | Between January and September 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Note Issuance Facility [Member] | Between October and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Note Issuance Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2020 Note Issuance Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2020 Note Issuance Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Note Issuance Facility [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Note Issuance Facility [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Note Issuance Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	134,778	155,814
Green Exchangeable Notes [Member]
Repayment schedule [Abstract]
Corporate debt	107,287	106,410
Green Exchangeable Notes [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	957
Green Exchangeable Notes [Member] | Between January and September 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | Between October and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		2,121
Green Exchangeable Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Green Exchangeable Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	106,330	104,289
Green Exchangeable Notes [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member]
Repayment schedule [Abstract]
Corporate debt	399,920	395,118
Green Senior Notes [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	5,087
Green Senior Notes [Member] | Between January and September 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | Between October and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		963
Green Senior Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Green Senior Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	394,833	394,155
Other Bank Loans [Member]
Repayment schedule [Abstract]
Corporate debt	9,207	5,663
Other Bank Loans [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	25
Other Bank Loans [Member] | Between January and September 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	1,202
Other Bank Loans [Member] | Between October and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	1,634
Other Bank Loans [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		11
Other Bank Loans [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		1,895
Other Bank Loans [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	2,859	1,895
Other Bank Loans [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	2,859	1,862
Other Bank Loans [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	628	0
Other Bank Loans [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 0	$ 0